Revision of Previously Issued Financial Statement	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Revision of Previously Issued Financial Statement
Note 2 — Revision of Previously Issued Financial Statement
On April 12, 2021, the Staff of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a Business Combination, which terms are similar to those contained in the warrant agreement, dated as of February 23, 2021, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 34,500,000 Public Warrants and (ii) the 19,250,000 Private Placement Warrants (See Note 4 and Note 5). The Company previously accounted for all Warrants as components of equity.
In further consideration of the guidance in Accounting Standards Codification (“ASC”)
815-40,
Derivatives and Hedging; Contracts in Entity’s Own Equity, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at issuance (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the unaudited condensed statement of operations in the period of change.

After consultation with the Company’s management, the audit committee of the Company’s Board of Directors concluded that it is appropriate to revise the Company’s previously issued audited balance sheet as of February 26, 2021 as previously reported in its
Form

8-K.

The revised classification and reported values of the Warrants as accounted for under ASC

815-40

are included in the financial statements herein.

The following table summarizes the effect of the revision on each balance sheet line item as of the date:

	As Previously Reported	Adjustment	As Revised
Balance Sheet at February 26, 2021
Warrant Liabilities	$—	$107,692,500	$107,692,500
Class A ordinary shares subject to possible redemption	161,384,400	(107,692,500)	1,553,691,900
Class A ordinary shares	636	1,077	1,713
Additional paid-in capital	5,000,059	13,336,770	18,336,829
Accumulated deficit	$(5,000)	$(13,337,847)	$(13,342,847)